FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Before write down	Dec. 31, 2013 Phase I Sichuan polysilicon factory	Dec. 31, 2012 Mono furnaces	Dec. 31, 2012 Mono furnaces Before write down	Dec. 31, 2013 Recurring basis Total Fair Value and Carrying Value on the Balance Sheet	Dec. 31, 2013 Recurring basis Total Fair Value and Carrying Value on the Balance Sheet Cross currency forward exchange contracts	Dec. 31, 2012 Recurring basis Total Fair Value and Carrying Value on the Balance Sheet Cross currency forward exchange contracts	Dec. 31, 2013 Recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Recurring basis Significant Other Observable Inputs (Level 2) Cross currency forward exchange contracts	Dec. 31, 2012 Recurring basis Significant Other Observable Inputs (Level 2) Cross currency forward exchange contracts	Sep. 30, 2013 Non-recurring basis Significant Other Observable Inputs (Level 2) Phase I Sichuan polysilicon factory
FAIR VALUE MEASUREMENTS
Derivative assets										$ 1,502,578	$ 660,463		$ 1,502,578	$ 660,463
Derivative liabilities										(1,463,252)	(975,053)		(1,463,252)	(975,053)
Warrant liability		(9,345,000)							(9,345,000)			(9,345,000)
Assets and liabilities, net										(9,305,674)	(314,590)		(9,305,674)	(314,590)
Outstanding convertible notes		111,616,000	111,616,000
Estimated fair value of convertible notes		77,800,000	59,200,000
Long-term bank borrowings (including the current portions)		113,407,465	193,600,000
Fair value of long-term borrowings (including the current portions)		111,200,000	184,000,000
Fair value of long-lived assets															6,096,778
Goodwill impairment		0	6,160,545	0
Intangible asset impairment			3,764,464
Impairment charge of long-lived assets - mono crystal furnaces	6,437,716	202,756,739	6,437,716			194,694,559	6,437,716
Carrying amount of long-lived assets held and used		863,093,184	1,102,562,325			200,791,337	0	6,437,716
Goodwill				5,646,522	6,160,545
Intangible asset net			$ 0		$ 3,764,464